Investment Risks	May 01, 2026
Baird Ultra Short Bond Fund | Management Risks Member
Prospectus [Line Items]
Risk [Text Block]	Management Risks The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.
Baird Ultra Short Bond Fund | Bond Market Risks Member
Prospectus [Line Items]
Risk [Text Block]
Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.
Baird Ultra Short Bond Fund | Credit Quality Risks Member
Prospectus [Line Items]
Risk [Text Block]
Credit Quality Risks
Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.
Baird Ultra Short Bond Fund | Non‑Investment Grade Quality Risks Member
Prospectus [Line Items]
Risk [Text Block]
Non‑Investment Grade Quality Risks
Non‑investment grade debt obligations involve greater risk than investment‑grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher‑rated debt and, as a result, are generally more sensitive to credit risk than debt obligations in the higher‑rated categories.
Baird Ultra Short Bond Fund | Mortgage‑ And Asset‑Backed Debt Obligations Risks Member
Prospectus [Line Items]
Risk [Text Block]
Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations. When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor. When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk, discussed below. Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.
Baird Ultra Short Bond Fund | Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]
Extension Risk
Debt obligations, including mortgage‑ and asset‑backed debt obligations, may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.
Baird Ultra Short Bond Fund | Government Obligations Risks Member
Prospectus [Line Items]
Risk [Text Block]
Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). To the extent a Fund holds securities of such an issuer and that issuer defaults, the Fund might not be able to recover its investment from the U.S. government.

Baird Ultra Short Bond Fund | Liquidity Risks Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
Baird Ultra Short Bond Fund | Municipal Obligations Risks Member
Prospectus [Line Items]
Risk [Text Block]
Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax-exempt interest. The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Baird Ultra Short Bond Fund | Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets, and withholding of foreign taxes.
Baird Ultra Short Bond Fund | Valuation Risks Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.

Baird Ultra Short Bond Fund | Sector Risks Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Baird Ultra Short Bond Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Security, Cybersecurity, and Technology-Related Risks
As issuers and their service providers increasingly rely on digital technologies, such as the Internet, cloud computing, and AI‑enabled systems, they face heightened information security, cybersecurity, and other technology‑related risks, including incidents that could compromise the confidentiality, integrity, or availability of their systems, data, or technology infrastructure. Technology-related incidents may have a materially adverse impact on the issuer’s performance and operations and can impede critical functions, compromise sensitive business and protected customer information, and may result in financial losses and increased compliance or operational expenses. Similar adverse consequences may arise from technology related incidents affecting governmental authorities, regulatory bodies, financial market systems, exchanges, brokers-dealers, banks, insurance companies, custodians, or other market participants. Although issuers and their service providers may adopt measures designed to prevent or mitigate such incidents, there remains a possibility that certain risks may not be identified or fully addressed.

Baird Ultra Short Bond Fund | Artificial Intelligence Risks Member
Prospectus [Line Items]
Risk [Text Block]
Artificial Intelligence Risks
Issuers of investments increasingly use artificial intelligence (“AI”) systems in various aspects of their business operations, creating competitive market pressures to increase the development and use of AI systems. Failure to effectively develop or use AI systems may place an issuer at a competitive disadvantage. At the same time, AI systems present significant risks that could materially affect an issuer’s business and financial performance. AI tools may be highly useful, but they are evolving, complex and fallible systems that can exhibit bias, hallucinations, deceptive behaviors and other flaws. Issuers that depend on third‑party AI systems may experience vendor dependency, limit insight to model performance, and risk of data disruptions. Rapidly changing and inconsistent regulations may require significant investment, whereas non‑compliance may lead to fines, enforcement actions, or operational constraints. AI systems are vulnerable to cyberattacks or other adversarial actions that can impair performance and expose sensitive business and protected customer information, which can result in material disruption and damage to business operations, significant legal and regulatory liabilities, substantial remediation expenses, and reputational harm.
Baird Ultra Short Bond Fund | Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Recent Market Events Risks
Global financial markets have continued to experience periods of elevated volatility, driven by a combination of economic, political, and broader macroeconomic developments. Conditions across major economies have been influenced by shifting policy priorities, changes in geopolitical relationships, and evolving investor expectations. Within the United States, the current U.S. administration has demonstrated intent on implementing policy changes through executive orders and legislation, contributing to a less certain policy environment. Potential adjustments to federal programs, regulatory initiatives, and legislative priorities create additional factors for markets to assess, which may cause meaningful market uncertainty. While inflation reduction remains a central focus for policymakers, achieving the U.S. Federal Reserve Board’s long term inflation target of 2% continues to prove challenging. The price of many goods and services remains elevated compared to levels from a few years ago. Leadership changes at the Federal Reserve and political divisions and discord add further uncertainty to the economic outlook. Internationally, geopolitical risks have increased due to ongoing military conflicts in the Middle East and Europe, which have adversely impacted global trade and contributed to price increases in commodities. Taken together, these developments may have a significant negative impact upon global economic conditions and contribute to a heightened risk environment. As a result, fluctuations in asset prices may increase, and such volatility could adversely affect the value of the Fund’s portfolio.

Baird Ultra Short Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Please be aware that you may lose money by investing in the Fund.
Baird Short-Term Bond Fund | Management Risks Member
Prospectus [Line Items]
Risk [Text Block]	Management Risks The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.
Baird Short-Term Bond Fund | Bond Market Risks Member
Prospectus [Line Items]
Risk [Text Block]
Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.
Baird Short-Term Bond Fund | Credit Quality Risks Member
Prospectus [Line Items]
Risk [Text Block]
Credit Quality Risks
Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.
Baird Short-Term Bond Fund | Mortgage‑ And Asset‑Backed Debt Obligations Risks Member
Prospectus [Line Items]
Risk [Text Block]
Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations. When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor. When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk, discussed below. Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.
Baird Short-Term Bond Fund | Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]
Extension Risk
Debt obligations, including mortgage‑ and asset‑backed debt obligations, may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.
Baird Short-Term Bond Fund | Government Obligations Risks Member
Prospectus [Line Items]
Risk [Text Block]
Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). To the extent a Fund holds securities of such an issuer and that issuer defaults, the Fund might not be able to recover its investment from the U.S. government.
Baird Short-Term Bond Fund | Liquidity Risks Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
Baird Short-Term Bond Fund | Municipal Obligations Risks Member
Prospectus [Line Items]
Risk [Text Block]
Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax-exempt interest. The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.
Baird Short-Term Bond Fund | Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets, and withholding of foreign taxes.
Baird Short-Term Bond Fund | Valuation Risks Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.
Baird Short-Term Bond Fund | Sector Risks Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Baird Short-Term Bond Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Security, Cybersecurity, and Technology-Related Risks
As issuers and their service providers increasingly rely on digital technologies, such as the Internet, cloud computing, and AI‑enabled systems, they face heightened information security, cybersecurity, and other technology‑related risks, including incidents that could compromise the confidentiality, integrity, or availability of their systems, data, or technology infrastructure. Technology-related incidents may have a materially adverse impact on the issuer’s performance and operations and can impede critical functions, compromise sensitive business and protected customer information, and may result in financial losses and increased compliance or operational expenses. Similar adverse consequences may arise from technology related incidents affecting governmental authorities, regulatory bodies, financial market systems, exchanges, brokers-dealers, banks, insurance companies, custodians, or other market participants. Although issuers and their service providers may adopt measures designed to prevent or mitigate such incidents, there remains a possibility that certain risks may not be identified or fully addressed.
Baird Short-Term Bond Fund | Artificial Intelligence Risks Member
Prospectus [Line Items]
Risk [Text Block]
Artificial Intelligence Risks
Issuers of investments increasingly use artificial intelligence (“AI”) systems in various aspects of their business operations, creating competitive market pressures to increase the development and use of AI systems. Failure to effectively develop or use AI systems may place an issuer at a competitive disadvantage. At the same time, AI systems present significant risks that could materially affect an issuer’s business and financial performance. AI tools may be highly useful, but they are evolving, complex and fallible systems that can exhibit bias, hallucinations, deceptive behaviors and other flaws. Issuers that depend on third‑party AI systems may experience vendor dependency, limit insight to model performance, and risk of data disruptions. Rapidly changing and inconsistent regulations may require significant investment, whereas non‑compliance may lead to fines, enforcement actions, or operational constraints. AI systems are vulnerable to cyberattacks or other adversarial actions that can impair performance and expose sensitive business and protected customer information, which can result in material disruption and damage to business operations, significant legal and regulatory liabilities, substantial remediation expenses, and reputational harm.
Baird Short-Term Bond Fund | Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Recent Market Events Risks
Global financial markets have continued to experience periods of elevated volatility, driven by a combination of economic, political, and broader macroeconomic developments. Conditions across major economies have been influenced by shifting policy priorities, changes in geopolitical relationships, and evolving investor expectations. Within the United States, the current U.S. administration has demonstrated intent on implementing policy changes through executive orders and legislation, contributing to a less certain policy environment. Potential adjustments to federal programs, regulatory initiatives, and legislative priorities create additional factors for markets to assess, which may cause meaningful market uncertainty. While inflation reduction remains a central focus for policymakers, achieving the U.S. Federal Reserve Board’s long term inflation target of 2% continues to prove challenging. The price of many goods and services remains elevated compared to levels from a few years ago. Leadership changes at the Federal Reserve and political divisions and discord add further uncertainty to the economic outlook. Internationally, geopolitical risks have increased due to ongoing military conflicts in the Middle East and Europe, which have adversely impacted global trade and contributed to price increases in commodities. Taken together, these developments may have a significant negative impact upon global economic conditions and contribute to a heightened risk environment. As a result, fluctuations in asset prices may increase, and such volatility could adversely affect the value of the Fund’s portfolio.

Baird Short-Term Bond Fund | Call Risks Member
Prospectus [Line Items]
Risk [Text Block]
Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.
Baird Short-Term Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Please be aware that you may lose money by investing in the Fund.
Baird Intermediate Bond Fund | Management Risks Member
Prospectus [Line Items]
Risk [Text Block]	Management Risks The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.
Baird Intermediate Bond Fund | Bond Market Risks Member
Prospectus [Line Items]
Risk [Text Block]
Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.
Baird Intermediate Bond Fund | Credit Quality Risks Member
Prospectus [Line Items]
Risk [Text Block]
Credit Quality Risks
Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.
Baird Intermediate Bond Fund | Mortgage‑ And Asset‑Backed Debt Obligations Risks Member
Prospectus [Line Items]
Risk [Text Block]
Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations. When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor. When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk, discussed below. Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.
Baird Intermediate Bond Fund | Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]
Extension Risk
Debt obligations, including mortgage‑ and asset‑backed debt obligations, may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.
Baird Intermediate Bond Fund | Government Obligations Risks Member
Prospectus [Line Items]
Risk [Text Block]
Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). To the extent a Fund holds securities of such an issuer and that issuer defaults, the Fund might not be able to recover its investment from the U.S. government.
Baird Intermediate Bond Fund | Liquidity Risks Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
Baird Intermediate Bond Fund | Municipal Obligations Risks Member
Prospectus [Line Items]
Risk [Text Block]
Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax-exempt interest. The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.
Baird Intermediate Bond Fund | Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets, and withholding of foreign taxes.
Baird Intermediate Bond Fund | Valuation Risks Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.
Baird Intermediate Bond Fund | Sector Risks Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Baird Intermediate Bond Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Security, Cybersecurity, and Technology-Related Risks
As issuers and their service providers increasingly rely on digital technologies, such as the Internet, cloud computing, and AI‑enabled systems, they face heightened information security, cybersecurity, and other technology‑related risks, including incidents that could compromise the confidentiality, integrity, or availability of their systems, data, or technology infrastructure. Technology-related incidents may have a materially adverse impact on the issuer’s performance and operations and can impede critical functions, compromise sensitive business and protected customer information, and may result in financial losses and increased compliance or operational expenses. Similar adverse consequences may arise from technology related incidents affecting governmental authorities, regulatory bodies, financial market systems, exchanges, brokers-dealers, banks, insurance companies, custodians, or other market participants. Although issuers and their service providers may adopt measures designed to prevent or mitigate such incidents, there remains a possibility that certain risks may not be identified or fully addressed.
Baird Intermediate Bond Fund | Artificial Intelligence Risks Member
Prospectus [Line Items]
Risk [Text Block]
Artificial Intelligence Risks
Issuers of investments increasingly use artificial intelligence (“AI”) systems in various aspects of their business operations, creating competitive market pressures to increase the development and use of AI systems. Failure to effectively develop or use AI systems may place an issuer at a competitive disadvantage. At the same time, AI systems present significant risks that could materially affect an issuer’s business and financial performance. AI tools may be highly useful, but they are evolving, complex and fallible systems that can exhibit bias, hallucinations, deceptive behaviors and other flaws. Issuers that depend on third‑party AI systems may experience vendor dependency, limit insight to model performance, and risk of data disruptions. Rapidly changing and inconsistent regulations may require significant investment, whereas non‑compliance may lead to fines, enforcement actions, or operational constraints. AI systems are vulnerable to cyberattacks or other adversarial actions that can impair performance and expose sensitive business and protected customer information, which can result in material disruption and damage to business operations, significant legal and regulatory liabilities, substantial remediation expenses, and reputational harm.
Baird Intermediate Bond Fund | Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Recent Market Events Risks
Global financial markets have continued to experience periods of elevated volatility, driven by a combination of economic, political, and broader macroeconomic developments. Conditions across major economies have been influenced by shifting policy priorities, changes in geopolitical relationships, and evolving investor expectations. Within the United States, the current U.S. administration has demonstrated intent on implementing policy changes through executive orders and legislation, contributing to a less certain policy environment. Potential adjustments to federal programs, regulatory initiatives, and legislative priorities create additional factors for markets to assess, which may cause meaningful market uncertainty. While inflation reduction remains a central focus for policymakers, achieving the U.S. Federal Reserve Board’s long term inflation target of 2% continues to prove challenging. The price of many goods and services remains elevated compared to levels from a few years ago. Leadership changes at the Federal Reserve and political divisions and discord add further uncertainty to the economic outlook. Internationally, geopolitical risks have increased due to ongoing military conflicts in the Middle East and Europe, which have adversely impacted global trade and contributed to price increases in commodities. Taken together, these developments may have a significant negative impact upon global economic conditions and contribute to a heightened risk environment. As a result, fluctuations in asset prices may increase, and such volatility could adversely affect the value of the Fund’s portfolio.

Baird Intermediate Bond Fund | Call Risks Member
Prospectus [Line Items]
Risk [Text Block]
Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Baird Intermediate Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Please be aware that you may lose money by investing in the Fund.
Baird Aggregate Bond Fund | Management Risks Member
Prospectus [Line Items]
Risk [Text Block]	Management Risks The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.
Baird Aggregate Bond Fund | Bond Market Risks Member
Prospectus [Line Items]
Risk [Text Block]
Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.
Baird Aggregate Bond Fund | Credit Quality Risks Member
Prospectus [Line Items]
Risk [Text Block]
Credit Quality Risks
Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.
Baird Aggregate Bond Fund | Mortgage‑ And Asset‑Backed Debt Obligations Risks Member
Prospectus [Line Items]
Risk [Text Block]
Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations. When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor. When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk, discussed below. Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.
Baird Aggregate Bond Fund | Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]
Extension Risk
Debt obligations, including mortgage‑ and asset‑backed debt obligations, may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.
Baird Aggregate Bond Fund | Government Obligations Risks Member
Prospectus [Line Items]
Risk [Text Block]
Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). To the extent a Fund holds securities of such an issuer and that issuer defaults, the Fund might not be able to recover its investment from the U.S. government.
Baird Aggregate Bond Fund | Liquidity Risks Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
Baird Aggregate Bond Fund | Municipal Obligations Risks Member
Prospectus [Line Items]
Risk [Text Block]
Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax-exempt interest. The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.
Baird Aggregate Bond Fund | Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets, and withholding of foreign taxes.
Baird Aggregate Bond Fund | Valuation Risks Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.
Baird Aggregate Bond Fund | Sector Risks Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Baird Aggregate Bond Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Security, Cybersecurity, and Technology-Related Risks
As issuers and their service providers increasingly rely on digital technologies, such as the Internet, cloud computing, and AI‑enabled systems, they face heightened information security, cybersecurity, and other technology‑related risks, including incidents that could compromise the confidentiality, integrity, or availability of their systems, data, or technology infrastructure. Technology-related incidents may have a materially adverse impact on the issuer’s performance and operations and can impede critical functions, compromise sensitive business and protected customer information, and may result in financial losses and increased compliance or operational expenses. Similar adverse consequences may arise from technology related incidents affecting governmental authorities, regulatory bodies, financial market systems, exchanges, brokers-dealers, banks, insurance companies, custodians, or other market participants. Although issuers and their service providers may adopt measures designed to prevent or mitigate such incidents, there remains a possibility that certain risks may not be identified or fully addressed.
Baird Aggregate Bond Fund | Artificial Intelligence Risks Member
Prospectus [Line Items]
Risk [Text Block]
Artificial Intelligence Risks
Issuers of investments increasingly use artificial intelligence (“AI”) systems in various aspects of their business operations, creating competitive market pressures to increase the development and use of AI systems. Failure to effectively develop or use AI systems may place an issuer at a competitive disadvantage. At the same time, AI systems present significant risks that could materially affect an issuer’s business and financial performance. AI tools may be highly useful, but they are evolving, complex and fallible systems that can exhibit bias, hallucinations, deceptive behaviors and other flaws. Issuers that depend on third‑party AI systems may experience vendor dependency, limit insight to model performance, and risk of data disruptions. Rapidly changing and inconsistent regulations may require significant investment, whereas non‑compliance may lead to fines, enforcement actions, or operational constraints. AI systems are vulnerable to cyberattacks or other adversarial actions that can impair performance and expose sensitive business and protected customer information, which can result in material disruption and damage to business operations, significant legal and regulatory liabilities, substantial remediation expenses, and reputational harm.
Baird Aggregate Bond Fund | Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Recent Market Events Risks
Global financial markets have continued to experience periods of elevated volatility, driven by a combination of economic, political, and broader macroeconomic developments. Conditions across major economies have been influenced by shifting policy priorities, changes in geopolitical relationships, and evolving investor expectations. Within the United States, the current U.S. administration has demonstrated intent on implementing policy changes through executive orders and legislation, contributing to a less certain policy environment. Potential adjustments to federal programs, regulatory initiatives, and legislative priorities create additional factors for markets to assess, which may cause meaningful market uncertainty. While inflation reduction remains a central focus for policymakers, achieving the U.S. Federal Reserve Board’s long term inflation target of 2% continues to prove challenging. The price of many goods and services remains elevated compared to levels from a few years ago. Leadership changes at the Federal Reserve and political divisions and discord add further uncertainty to the economic outlook. Internationally, geopolitical risks have increased due to ongoing military conflicts in the Middle East and Europe, which have adversely impacted global trade and contributed to price increases in commodities. Taken together, these developments may have a significant negative impact upon global economic conditions and contribute to a heightened risk environment. As a result, fluctuations in asset prices may increase, and such volatility could adversely affect the value of the Fund’s portfolio.

Baird Aggregate Bond Fund | Call Risks Member
Prospectus [Line Items]
Risk [Text Block]
Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.
Baird Aggregate Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Please be aware that you may lose money by investing in the Fund.
Baird Core Plus Bond Fund | Management Risks Member
Prospectus [Line Items]
Risk [Text Block]	Management Risks The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.
Baird Core Plus Bond Fund | Bond Market Risks Member
Prospectus [Line Items]
Risk [Text Block]
Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.
Baird Core Plus Bond Fund | Credit Quality Risks Member
Prospectus [Line Items]
Risk [Text Block]
Credit Quality Risks
Debt obligations receiving the lowest investment grade rating or a high yield (“junk bond”) rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.
Baird Core Plus Bond Fund | Non‑Investment Grade Quality Risks Member
Prospectus [Line Items]
Risk [Text Block]
Non‑Investment Grade Quality Risks
Non‑investment grade debt obligations involve greater risk than investment‑grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher‑rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher‑rated categories.
Baird Core Plus Bond Fund | Mortgage‑ And Asset‑Backed Debt Obligations Risks Member
Prospectus [Line Items]
Risk [Text Block]
Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations. When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor. When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk, discussed below. Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.
Baird Core Plus Bond Fund | Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]
Extension Risk
Debt obligations, including mortgage‑ and asset‑backed debt obligations, may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.
Baird Core Plus Bond Fund | Government Obligations Risks Member
Prospectus [Line Items]
Risk [Text Block]
Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). To the extent a Fund holds securities of such an issuer and that issuer defaults, the Fund might not be able to recover its investment from the U.S. government.
Baird Core Plus Bond Fund | Liquidity Risks Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
Baird Core Plus Bond Fund | Municipal Obligations Risks Member
Prospectus [Line Items]
Risk [Text Block]
Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax-exempt interest. The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.
Baird Core Plus Bond Fund | Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets, and withholding of foreign taxes.
Baird Core Plus Bond Fund | Valuation Risks Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.
Baird Core Plus Bond Fund | Sector Risks Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Baird Core Plus Bond Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Security, Cybersecurity, and Technology-Related Risks
As issuers and their service providers increasingly rely on digital technologies, such as the Internet, cloud computing, and AI‑enabled systems, they face heightened information security, cybersecurity, and other technology‑related risks, including incidents that could compromise the confidentiality, integrity, or availability of their systems, data, or technology infrastructure. Technology-related incidents may have a materially adverse impact on the issuer’s performance and operations and can impede critical functions, compromise sensitive business and protected customer information, and may result in financial losses and increased compliance or operational expenses. Similar adverse consequences may arise from technology related incidents affecting governmental authorities, regulatory bodies, financial market systems, exchanges, brokers-dealers, banks, insurance companies, custodians, or other market participants. Although issuers and their service providers may adopt measures designed to prevent or mitigate such incidents, there remains a possibility that certain risks may not be identified or fully addressed.
Baird Core Plus Bond Fund | Artificial Intelligence Risks Member
Prospectus [Line Items]
Risk [Text Block]
Artificial Intelligence Risks
Issuers of investments increasingly use artificial intelligence (“AI”) systems in various aspects of their business operations, creating competitive market pressures to increase the development and use of AI systems. Failure to effectively develop or use AI systems may place an issuer at a competitive disadvantage. At the same time, AI systems present significant risks that could materially affect an issuer’s business and financial performance. AI tools may be highly useful, but they are evolving, complex and fallible systems that can exhibit bias, hallucinations, deceptive behaviors and other flaws. Issuers that depend on third‑party AI systems may experience vendor dependency, limit insight to model performance, and risk of data disruptions. Rapidly changing and inconsistent regulations may require significant investment, whereas non‑compliance may lead to fines, enforcement actions, or operational constraints. AI systems are vulnerable to cyberattacks or other adversarial actions that can impair performance and expose sensitive business and protected customer information, which can result in material disruption and damage to business operations, significant legal and regulatory liabilities, substantial remediation expenses, and reputational harm.
Baird Core Plus Bond Fund | Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Recent Market Events Risks
Global financial markets have continued to experience periods of elevated volatility, driven by a combination of economic, political, and broader macroeconomic developments. Conditions across major economies have been influenced by shifting policy priorities, changes in geopolitical relationships, and evolving investor expectations. Within the United States, the current U.S. administration has demonstrated intent on implementing policy changes through executive orders and legislation, contributing to a less certain policy environment. Potential adjustments to federal programs, regulatory initiatives, and legislative priorities create additional factors for markets to assess, which may cause meaningful market uncertainty. While inflation reduction remains a central focus for policymakers, achieving the U.S. Federal Reserve Board’s long term inflation target of 2% continues to prove challenging. The price of many goods and services remains elevated compared to levels from a few years ago. Leadership changes at the Federal Reserve and political divisions and discord add further uncertainty to the economic outlook. Internationally, geopolitical risks have increased due to ongoing military conflicts in the Middle East and Europe, which have adversely impacted global trade and contributed to price increases in commodities. Taken together, these developments may have a significant negative impact upon global economic conditions and contribute to a heightened risk environment. As a result, fluctuations in asset prices may increase, and such volatility could adversely affect the value of the Fund’s portfolio.

Baird Core Plus Bond Fund | Call Risks Member
Prospectus [Line Items]
Risk [Text Block]
Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Baird Core Plus Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Please be aware that you may lose money by investing in the Fund.
Baird Short-Term Municipal Bond Fund | Management Risks Member
Prospectus [Line Items]
Risk [Text Block]	Management Risks The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.
Baird Short-Term Municipal Bond Fund | Bond Market Risks Member
Prospectus [Line Items]
Risk [Text Block]
Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). The Fund invests primarily in short-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds. Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.
Baird Short-Term Municipal Bond Fund | Credit Quality Risks Member
Prospectus [Line Items]
Risk [Text Block]
Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”). Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments). Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.
Baird Short-Term Municipal Bond Fund | Non‑Investment Grade Quality Risks Member
Prospectus [Line Items]
Risk [Text Block]
Non‑Investment Grade Quality Risks
Non‑investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds) involve greater risk than investment‑grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher‑rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher‑rated categories.
Baird Short-Term Municipal Bond Fund | Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]
Extension Risk
Debt obligations may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Baird Short-Term Municipal Bond Fund | Liquidity Risks Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
Baird Short-Term Municipal Bond Fund | Municipal Obligations Risks Member
Prospectus [Line Items]
Risk [Text Block]
Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax‑exempt interest.

Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.
The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.
Baird Short-Term Municipal Bond Fund | Valuation Risks Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.
Baird Short-Term Municipal Bond Fund | Sector Risks Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Baird Short-Term Municipal Bond Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Security, Cybersecurity, and Technology-Related Risks
As issuers and their service providers increasingly rely on digital technologies, such as the Internet, cloud computing, and AI‑enabled systems, they face heightened information security, cybersecurity, and other technology‑related risks, including incidents that could compromise the confidentiality, integrity, or availability of their systems, data, or technology infrastructure. Technology-related incidents may have a materially adverse impact on the issuer’s performance and operations and can impede critical functions, compromise sensitive business and protected customer information, and may result in financial losses and increased compliance or operational expenses. Similar adverse consequences may arise from technology related incidents affecting governmental authorities, regulatory bodies, financial market systems, exchanges, brokers-dealers, banks, insurance companies, custodians, or other market participants. Although issuers and their service providers may adopt measures designed to prevent or mitigate such incidents, there remains a possibility that certain risks may not be identified or fully addressed.
Baird Short-Term Municipal Bond Fund | Artificial Intelligence Risks Member
Prospectus [Line Items]
Risk [Text Block]
Artificial Intelligence Risks
Issuers of investments increasingly use artificial intelligence (“AI”) systems in various aspects of their business operations, creating competitive market pressures to increase the development and use of AI systems. Failure to effectively develop or use AI systems may place an issuer at a competitive disadvantage. At the same time, AI systems present significant risks that could materially affect an issuer’s business and financial performance. AI tools may be highly useful, but they are evolving, complex and fallible systems that can exhibit bias, hallucinations, deceptive behaviors and other flaws. Issuers that depend on third‑party AI systems may experience vendor dependency, limit insight to model performance, and risk of data disruptions. Rapidly changing and inconsistent regulations may require significant investment, whereas non‑compliance may lead to fines, enforcement actions, or operational constraints. AI systems are vulnerable to cyberattacks or other adversarial actions that can impair performance and expose sensitive business and protected customer information, which can result in material disruption and damage to business operations, significant legal and regulatory liabilities, substantial remediation expenses, and reputational harm.
Baird Short-Term Municipal Bond Fund | Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Recent Market Events Risks
Global financial markets have continued to experience periods of elevated volatility, driven by a combination of economic, political, and broader macroeconomic developments. Conditions across major economies have been influenced by shifting policy priorities, changes in geopolitical relationships, and evolving investor expectations. Within the United States, the current U.S. administration has demonstrated intent on implementing policy changes through executive orders and legislation, contributing to a less certain policy environment. Potential adjustments to federal programs, regulatory initiatives, and legislative priorities create additional factors for markets to assess, which may cause meaningful market uncertainty. While inflation reduction remains a central focus for policymakers, achieving the U.S. Federal Reserve Board’s long term inflation target of 2% continues to prove challenging. The price of many goods and services remains elevated compared to levels from a few years ago. Leadership changes at the Federal Reserve and political divisions and discord add further uncertainty to the economic outlook. Internationally, geopolitical risks have increased due to ongoing military conflicts in the Middle East and Europe, which have adversely impacted global trade and contributed to price increases in commodities. Taken together, these developments may have a significant negative impact upon global economic conditions and contribute to a heightened risk environment. As a result, fluctuations in asset prices may increase, and such volatility could adversely affect the value of the Fund’s portfolio.

Baird Short-Term Municipal Bond Fund | Call Risks Member
Prospectus [Line Items]
Risk [Text Block]
Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.
Baird Short-Term Municipal Bond Fund | Municipal Housing Bonds Risks Member
Prospectus [Line Items]
Risk [Text Block]
Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions. Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated maturities.
Baird Short-Term Municipal Bond Fund | Municipal Lease Obligations Risks Member
Prospectus [Line Items]
Risk [Text Block]
Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non‑appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.
Baird Short-Term Municipal Bond Fund | Zero Coupon Bonds Risks Member
Prospectus [Line Items]
Risk [Text Block]
Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.
Baird Short-Term Municipal Bond Fund | When‑Issued, Delayed Delivery And Forward Commitments Risks Member
Prospectus [Line Items]
Risk [Text Block]
When‑Issued, Delayed Delivery and Forward Commitments Risks
When‑issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligation’s delivery takes place. Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
Baird Short-Term Municipal Bond Fund | Tax Risks Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax‑exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.
Baird Short-Term Municipal Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Please be aware that you may lose money by investing in the Fund.
Baird Strategic Municipal Bond Fund | Management Risks Member
Prospectus [Line Items]
Risk [Text Block]	Management Risks The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.
Baird Strategic Municipal Bond Fund | Bond Market Risks Member
Prospectus [Line Items]
Risk [Text Block]
Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.
Baird Strategic Municipal Bond Fund | Credit Quality Risks Member
Prospectus [Line Items]
Risk [Text Block]
Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”). Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments). Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.
Baird Strategic Municipal Bond Fund | Non‑Investment Grade Quality Risks Member
Prospectus [Line Items]
Risk [Text Block]
Non-Investment Grade Quality Risks
Non-investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds) involve greater risk than investment-grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher-rated categories.
Baird Strategic Municipal Bond Fund | Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]
Extension Risk
Debt obligations may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.
Baird Strategic Municipal Bond Fund | Liquidity Risks Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
Baird Strategic Municipal Bond Fund | Municipal Obligations Risks Member
Prospectus [Line Items]
Risk [Text Block]
Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax‑exempt interest.

Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.
The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.
Baird Strategic Municipal Bond Fund | Valuation Risks Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.
Baird Strategic Municipal Bond Fund | Sector Risks Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Baird Strategic Municipal Bond Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Security, Cybersecurity, and Technology-Related Risks
As issuers and their service providers increasingly rely on digital technologies, such as the Internet, cloud computing, and AI‑enabled systems, they face heightened information security, cybersecurity, and other technology‑related risks, including incidents that could compromise the confidentiality, integrity, or availability of their systems, data, or technology infrastructure. Technology-related incidents may have a materially adverse impact on the issuer’s performance and operations and can impede critical functions, compromise sensitive business and protected customer information, and may result in financial losses and increased compliance or operational expenses. Similar adverse consequences may arise from technology related incidents affecting governmental authorities, regulatory bodies, financial market systems, exchanges, brokers-dealers, banks, insurance companies, custodians, or other market participants. Although issuers and their service providers may adopt measures designed to prevent or mitigate such incidents, there remains a possibility that certain risks may not be identified or fully addressed.
Baird Strategic Municipal Bond Fund | Artificial Intelligence Risks Member
Prospectus [Line Items]
Risk [Text Block]
Artificial Intelligence Risks
Issuers of investments increasingly use artificial intelligence (“AI”) systems in various aspects of their business operations, creating competitive market pressures to increase the development and use of AI systems. Failure to effectively develop or use AI systems may place an issuer at a competitive disadvantage. At the same time, AI systems present significant risks that could materially affect an issuer’s business and financial performance. AI tools may be highly useful, but they are evolving, complex and fallible systems that can exhibit bias, hallucinations, deceptive behaviors and other flaws. Issuers that depend on third‑party AI systems may experience vendor dependency, limit insight to model performance, and risk of data disruptions. Rapidly changing and inconsistent regulations may require significant investment, whereas non‑compliance may lead to fines, enforcement actions, or operational constraints. AI systems are vulnerable to cyberattacks or other adversarial actions that can impair performance and expose sensitive business and protected customer information, which can result in material disruption and damage to business operations, significant legal and regulatory liabilities, substantial remediation expenses, and reputational harm.
Baird Strategic Municipal Bond Fund | Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Recent Market Events Risks
Global financial markets have continued to experience periods of elevated volatility, driven by a combination of economic, political, and broader macroeconomic developments. Conditions across major economies have been influenced by shifting policy priorities, changes in geopolitical relationships, and evolving investor expectations. Within the United States, the current U.S. administration has demonstrated intent on implementing policy changes through executive orders and legislation, contributing to a less certain policy environment. Potential adjustments to federal programs, regulatory initiatives, and legislative priorities create additional factors for markets to assess, which may cause meaningful market uncertainty. While inflation reduction remains a central focus for policymakers, achieving the U.S. Federal Reserve Board’s long term inflation target of 2% continues to prove challenging. The price of many goods and services remains elevated compared to levels from a few years ago. Leadership changes at the Federal Reserve and political divisions and discord add further uncertainty to the economic outlook. Internationally, geopolitical risks have increased due to ongoing military conflicts in the Middle East and Europe, which have adversely impacted global trade and contributed to price increases in commodities. Taken together, these developments may have a significant negative impact upon global economic conditions and contribute to a heightened risk environment. As a result, fluctuations in asset prices may increase, and such volatility could adversely affect the value of the Fund’s portfolio.

Baird Strategic Municipal Bond Fund | Call Risks Member
Prospectus [Line Items]
Risk [Text Block]
Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.
Baird Strategic Municipal Bond Fund | Municipal Housing Bonds Risks Member
Prospectus [Line Items]
Risk [Text Block]
Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions. Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated maturities.
Baird Strategic Municipal Bond Fund | Municipal Lease Obligations Risks Member
Prospectus [Line Items]
Risk [Text Block]
Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non‑appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.
Baird Strategic Municipal Bond Fund | Zero Coupon Bonds Risks Member
Prospectus [Line Items]
Risk [Text Block]
Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.
Baird Strategic Municipal Bond Fund | When‑Issued, Delayed Delivery And Forward Commitments Risks Member
Prospectus [Line Items]
Risk [Text Block]
When‑Issued, Delayed Delivery and Forward Commitments Risks
When‑issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligation’s delivery takes place. Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
Baird Strategic Municipal Bond Fund | Tax Risks Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax‑exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.
Baird Strategic Municipal Bond Fund | U.S. Treasury Futures Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Treasury Futures Contracts Risk
A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.
Baird Strategic Municipal Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Please be aware that you may lose money by investing in the Fund.
Baird Quality Intermediate Municipal Bond Fund | Management Risks Member
Prospectus [Line Items]
Risk [Text Block]	Management Risks The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.
Baird Quality Intermediate Municipal Bond Fund | Bond Market Risks Member
Prospectus [Line Items]
Risk [Text Block]
Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.
Baird Quality Intermediate Municipal Bond Fund | Credit Quality Risks Member
Prospectus [Line Items]
Risk [Text Block]
Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”). Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations.
Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments). Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.
Baird Quality Intermediate Municipal Bond Fund | Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]
Extension Risk
Debt obligations may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.
Baird Quality Intermediate Municipal Bond Fund | Liquidity Risks Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
Baird Quality Intermediate Municipal Bond Fund | Municipal Obligations Risks Member
Prospectus [Line Items]
Risk [Text Block]
Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax‑exempt interest.

Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.
The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.
Baird Quality Intermediate Municipal Bond Fund | Valuation Risks Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.
Baird Quality Intermediate Municipal Bond Fund | Sector Risks Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Baird Quality Intermediate Municipal Bond Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Security, Cybersecurity, and Technology-Related Risks
As issuers and their service providers increasingly rely on digital technologies, such as the Internet, cloud computing, and AI‑enabled systems, they face heightened information security, cybersecurity, and other technology‑related risks, including incidents that could compromise the confidentiality, integrity, or availability of their systems, data, or technology infrastructure. Technology-related incidents may have a materially adverse impact on the issuer’s performance and operations and can impede critical functions, compromise sensitive business and protected customer information, and may result in financial losses and increased compliance or operational expenses. Similar adverse consequences may arise from technology related incidents affecting governmental authorities, regulatory bodies, financial market systems, exchanges, brokers-dealers, banks, insurance companies, custodians, or other market participants. Although issuers and their service providers may adopt measures designed to prevent or mitigate such incidents, there remains a possibility that certain risks may not be identified or fully addressed.
Baird Quality Intermediate Municipal Bond Fund | Artificial Intelligence Risks Member
Prospectus [Line Items]
Risk [Text Block]
Artificial Intelligence Risks
Issuers of investments increasingly use artificial intelligence (“AI”) systems in various aspects of their business operations, creating competitive market pressures to increase the development and use of AI systems. Failure to effectively develop or use AI systems may place an issuer at a competitive disadvantage. At the same time, AI systems present significant risks that could materially affect an issuer’s business and financial performance. AI tools may be highly useful, but they are evolving, complex and fallible systems that can exhibit bias, hallucinations, deceptive behaviors and other flaws. Issuers that depend on third‑party AI systems may experience vendor dependency, limit insight to model performance, and risk of data disruptions. Rapidly changing and inconsistent regulations may require significant investment, whereas non‑compliance may lead to fines, enforcement actions, or operational constraints. AI systems are vulnerable to cyberattacks or other adversarial actions that can impair performance and expose sensitive business and protected customer information, which can result in material disruption and damage to business operations, significant legal and regulatory liabilities, substantial remediation expenses, and reputational harm.
Baird Quality Intermediate Municipal Bond Fund | Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Recent Market Events Risks
Global financial markets have continued to experience periods of elevated volatility, driven by a combination of economic, political, and broader macroeconomic developments. Conditions across major economies have been influenced by shifting policy priorities, changes in geopolitical relationships, and evolving investor expectations. Within the United States, the current U.S. administration has demonstrated intent on implementing policy changes through executive orders and legislation, contributing to a less certain policy environment. Potential adjustments to federal programs, regulatory initiatives, and legislative priorities create additional factors for markets to assess, which may cause meaningful market uncertainty. While inflation reduction remains a central focus for policymakers, achieving the U.S. Federal Reserve Board’s long term inflation target of 2% continues to prove challenging. The price of many goods and services remains elevated compared to levels from a few years ago. Leadership changes at the Federal Reserve and political divisions and discord add further uncertainty to the economic outlook. Internationally, geopolitical risks have increased due to ongoing military conflicts in the Middle East and Europe, which have adversely impacted global trade and contributed to price increases in commodities. Taken together, these developments may have a significant negative impact upon global economic conditions and contribute to a heightened risk environment. As a result, fluctuations in asset prices may increase, and such volatility could adversely affect the value of the Fund’s portfolio.

Baird Quality Intermediate Municipal Bond Fund | Call Risks Member
Prospectus [Line Items]
Risk [Text Block]
Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.
Baird Quality Intermediate Municipal Bond Fund | Municipal Housing Bonds Risks Member
Prospectus [Line Items]
Risk [Text Block]
Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions. Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated maturities.
Baird Quality Intermediate Municipal Bond Fund | Municipal Lease Obligations Risks Member
Prospectus [Line Items]
Risk [Text Block]
Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non‑appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.
Baird Quality Intermediate Municipal Bond Fund | Zero Coupon Bonds Risks Member
Prospectus [Line Items]
Risk [Text Block]
Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.
Baird Quality Intermediate Municipal Bond Fund | When‑Issued, Delayed Delivery And Forward Commitments Risks Member
Prospectus [Line Items]
Risk [Text Block]
When‑Issued, Delayed Delivery and Forward Commitments Risks
When‑issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligation’s delivery takes place. Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
Baird Quality Intermediate Municipal Bond Fund | Tax Risks Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax‑exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.
Baird Quality Intermediate Municipal Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Please be aware that you may lose money by investing in the Fund.
Baird Core Intermediate Municipal Bond Fund | Management Risks Member
Prospectus [Line Items]
Risk [Text Block]	Management Risks The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.
Baird Core Intermediate Municipal Bond Fund | Bond Market Risks Member
Prospectus [Line Items]
Risk [Text Block]
Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.
Baird Core Intermediate Municipal Bond Fund | Credit Quality Risks Member
Prospectus [Line Items]
Risk [Text Block]
Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”). Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments). Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.
Baird Core Intermediate Municipal Bond Fund | Non‑Investment Grade Quality Risks Member
Prospectus [Line Items]
Risk [Text Block]
Non‑Investment Grade Quality Risks
Non‑investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds) involve greater risk than investment‑grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher‑rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher‑rated categories.
Baird Core Intermediate Municipal Bond Fund | Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]
Extension Risk
Debt obligations may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.
Baird Core Intermediate Municipal Bond Fund | Liquidity Risks Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
Baird Core Intermediate Municipal Bond Fund | Municipal Obligations Risks Member
Prospectus [Line Items]
Risk [Text Block]
Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax‑exempt interest.

Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.
The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.
Baird Core Intermediate Municipal Bond Fund | Valuation Risks Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.
Baird Core Intermediate Municipal Bond Fund | Sector Risks Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Baird Core Intermediate Municipal Bond Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Security, Cybersecurity, and Technology-Related Risks
As issuers and their service providers increasingly rely on digital technologies, such as the Internet, cloud computing, and AI‑enabled systems, they face heightened information security, cybersecurity, and other technology‑related risks, including incidents that could compromise the confidentiality, integrity, or availability of their systems, data, or technology infrastructure. Technology-related incidents may have a materially adverse impact on the issuer’s performance and operations and can impede critical functions, compromise sensitive business and protected customer information, and may result in financial losses and increased compliance or operational expenses. Similar adverse consequences may arise from technology related incidents affecting governmental authorities, regulatory bodies, financial market systems, exchanges, brokers-dealers, banks, insurance companies, custodians, or other market participants. Although issuers and their service providers may adopt measures designed to prevent or mitigate such incidents, there remains a possibility that certain risks may not be identified or fully addressed.
Baird Core Intermediate Municipal Bond Fund | Artificial Intelligence Risks Member
Prospectus [Line Items]
Risk [Text Block]
Artificial Intelligence Risks
Issuers of investments increasingly use artificial intelligence (“AI”) systems in various aspects of their business operations, creating competitive market pressures to increase the development and use of AI systems. Failure to effectively develop or use AI systems may place an issuer at a competitive disadvantage. At the same time, AI systems present significant risks that could materially affect an issuer’s business and financial performance. AI tools may be highly useful, but they are evolving, complex and fallible systems that can exhibit bias, hallucinations, deceptive behaviors and other flaws. Issuers that depend on third‑party AI systems may experience vendor dependency, limit insight to model performance, and risk of data disruptions. Rapidly changing and inconsistent regulations may require significant investment, whereas non‑compliance may lead to fines, enforcement actions, or operational constraints. AI systems are vulnerable to cyberattacks or other adversarial actions that can impair performance and expose sensitive business and protected customer information, which can result in material disruption and damage to business operations, significant legal and regulatory liabilities, substantial remediation expenses, and reputational harm.
Baird Core Intermediate Municipal Bond Fund | Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Recent Market Events Risks
Global financial markets have continued to experience periods of elevated volatility, driven by a combination of economic, political, and broader macroeconomic developments. Conditions across major economies have been influenced by shifting policy priorities, changes in geopolitical relationships, and evolving investor expectations. Within the United States, the current U.S. administration has demonstrated intent on implementing policy changes through executive orders and legislation, contributing to a less certain policy environment. Potential adjustments to federal programs, regulatory initiatives, and legislative priorities create additional factors for markets to assess, which may cause meaningful market uncertainty. While inflation reduction remains a central focus for policymakers, achieving the U.S. Federal Reserve Board’s long term inflation target of 2% continues to prove challenging. The price of many goods and services remains elevated compared to levels from a few years ago. Leadership changes at the Federal Reserve and political divisions and discord add further uncertainty to the economic outlook. Internationally, geopolitical risks have increased due to ongoing military conflicts in the Middle East and Europe, which have adversely impacted global trade and contributed to price increases in commodities. Taken together, these developments may have a significant negative impact upon global economic conditions and contribute to a heightened risk environment. As a result, fluctuations in asset prices may increase, and such volatility could adversely affect the value of the Fund’s portfolio.

Baird Core Intermediate Municipal Bond Fund | Call Risks Member
Prospectus [Line Items]
Risk [Text Block]
Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.
Baird Core Intermediate Municipal Bond Fund | Municipal Housing Bonds Risks Member
Prospectus [Line Items]
Risk [Text Block]
Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions. Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated
maturities.
Baird Core Intermediate Municipal Bond Fund | Municipal Lease Obligations Risks Member
Prospectus [Line Items]
Risk [Text Block]
Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non‑appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.
Baird Core Intermediate Municipal Bond Fund | Zero Coupon Bonds Risks Member
Prospectus [Line Items]
Risk [Text Block]
Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.
Baird Core Intermediate Municipal Bond Fund | When‑Issued, Delayed Delivery And Forward Commitments Risks Member
Prospectus [Line Items]
Risk [Text Block]
When‑Issued, Delayed Delivery and Forward Commitments Risks
When‑issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligation’s delivery takes place. Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
Baird Core Intermediate Municipal Bond Fund | Tax Risks Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax‑exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.
Baird Core Intermediate Municipal Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Please be aware that you may lose money by investing in the Fund.
Baird Municipal Bond Fund | Management Risks Member
Prospectus [Line Items]
Risk [Text Block]	Management Risks The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.
Baird Municipal Bond Fund | Bond Market Risks Member
Prospectus [Line Items]
Risk [Text Block]
Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.
Baird Municipal Bond Fund | Credit Quality Risks Member
Prospectus [Line Items]
Risk [Text Block]
Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”). Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments). Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.
Baird Municipal Bond Fund | Non‑Investment Grade Quality Risks Member
Prospectus [Line Items]
Risk [Text Block]
Non-Investment Grade Quality Risks
Non-investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds) involve greater risk than investment-grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher-rated categories.
Baird Municipal Bond Fund | Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]
Extension Risk
Debt obligations may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.
Baird Municipal Bond Fund | Liquidity Risks Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
Baird Municipal Bond Fund | Municipal Obligations Risks Member
Prospectus [Line Items]
Risk [Text Block]
Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax‑exempt interest.

Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.
The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.
Baird Municipal Bond Fund | Valuation Risks Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.
Baird Municipal Bond Fund | Sector Risks Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Baird Municipal Bond Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Security, Cybersecurity, and Technology-Related Risks
As issuers and their service providers increasingly rely on digital technologies, such as the Internet, cloud computing, and AI‑enabled systems, they face heightened information security, cybersecurity, and other technology‑related risks, including incidents that could compromise the confidentiality, integrity, or availability of their systems, data, or technology infrastructure. Technology-related incidents may have a materially adverse impact on the issuer’s performance and operations and can impede critical functions, compromise sensitive business and protected customer information, and may result in financial losses and increased compliance or operational expenses. Similar adverse consequences may arise from technology related incidents affecting governmental authorities, regulatory bodies, financial market systems, exchanges, brokers-dealers, banks, insurance companies, custodians, or other market participants. Although issuers and their service providers may adopt measures designed to prevent or mitigate such incidents, there remains a possibility that certain risks may not be identified or fully addressed.
Baird Municipal Bond Fund | Artificial Intelligence Risks Member
Prospectus [Line Items]
Risk [Text Block]
Artificial Intelligence Risks
Issuers of investments increasingly use artificial intelligence (“AI”) systems in various aspects of their business operations, creating competitive market pressures to increase the development and use of AI systems. Failure to effectively develop or use AI systems may place an issuer at a competitive disadvantage. At the same time, AI systems present significant risks that could materially affect an issuer’s business and financial performance. AI tools may be highly useful, but they are evolving, complex and fallible systems that can exhibit bias, hallucinations, deceptive behaviors and other flaws. Issuers that depend on third‑party AI systems may experience vendor dependency, limit insight to model performance, and risk of data disruptions. Rapidly changing and inconsistent regulations may require significant investment, whereas non‑compliance may lead to fines, enforcement actions, or operational constraints. AI systems are vulnerable to cyberattacks or other adversarial actions that can impair performance and expose sensitive business and protected customer information, which can result in material disruption and damage to business operations, significant legal and regulatory liabilities, substantial remediation expenses, and reputational harm.
Baird Municipal Bond Fund | Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Recent Market Events Risks
Global financial markets have continued to experience periods of elevated volatility, driven by a combination of economic, political, and broader macroeconomic developments. Conditions across major economies have been influenced by shifting policy priorities, changes in geopolitical relationships, and evolving investor expectations. Within the United States, the current U.S. administration has demonstrated intent on implementing policy changes through executive orders and legislation, contributing to a less certain policy environment. Potential adjustments to federal programs, regulatory initiatives, and legislative priorities create additional factors for markets to assess, which may cause meaningful market uncertainty. While inflation reduction remains a central focus for policymakers, achieving the U.S. Federal Reserve Board’s long term inflation target of 2% continues to prove challenging. The price of many goods and services remains elevated compared to levels from a few years ago. Leadership changes at the Federal Reserve and political divisions and discord add further uncertainty to the economic outlook. Internationally, geopolitical risks have increased due to ongoing military conflicts in the Middle East and Europe, which have adversely impacted global trade and contributed to price increases in commodities. Taken together, these developments may have a significant negative impact upon global economic conditions and contribute to a heightened risk environment. As a result, fluctuations in asset prices may increase, and such volatility could adversely affect the value of the Fund’s portfolio.

Baird Municipal Bond Fund | Call Risks Member
Prospectus [Line Items]
Risk [Text Block]
Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.
Baird Municipal Bond Fund | Municipal Housing Bonds Risks Member
Prospectus [Line Items]
Risk [Text Block]
Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions. Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated maturities.
Baird Municipal Bond Fund | Municipal Lease Obligations Risks Member
Prospectus [Line Items]
Risk [Text Block]
Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non‑appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.
Baird Municipal Bond Fund | Zero Coupon Bonds Risks Member
Prospectus [Line Items]
Risk [Text Block]
Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.
Baird Municipal Bond Fund | When‑Issued, Delayed Delivery And Forward Commitments Risks Member
Prospectus [Line Items]
Risk [Text Block]
When‑Issued, Delayed Delivery and Forward Commitments Risks
When‑issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligation’s delivery takes place. Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
Baird Municipal Bond Fund | Tax Risks Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax‑exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.
Baird Municipal Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Please be aware that you may lose money by investing in the Fund.
Baird MidCap Growth Fund | Management Risks Member
Prospectus [Line Items]
Risk [Text Block]
Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return to the Fund and a loss to you.
Baird MidCap Growth Fund | Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, withholding of foreign taxes, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are subject to different auditing and financial reporting standards than those applicable to domestic companies.
Baird MidCap Growth Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Security, Cybersecurity, and Technology-Related Risks
As issuers and their service providers increasingly rely on digital technologies, such as the Internet, cloud computing, and AI‑enabled systems, they face heightened information security, cybersecurity, and other technology‑related risks, including incidents that could compromise the confidentiality, integrity, or availability of their systems, data, or technology infrastructure. Technology-related incidents may have a materially adverse impact on the issuer’s performance and operations and can impede critical functions, compromise sensitive business and protected customer information, and may result in financial losses and increased compliance or operational expenses. Similar adverse consequences may arise from technology related incidents affecting governmental authorities, regulatory bodies, financial market systems, exchanges, brokers-dealers, banks, insurance companies, custodians, or other market participants. Although issuers and their service providers may adopt measures designed to prevent or mitigate such incidents, there remains a possibility that certain risks may not be identified or fully addressed.

Baird MidCap Growth Fund | Artificial Intelligence Risks Member
Prospectus [Line Items]
Risk [Text Block]
Artificial Intelligence Risks
Issuers of investments increasingly use artificial intelligence (“AI”) systems in various aspects of their business operations, creating competitive market pressures to increase the development and use of AI systems. Failure to effectively develop or use AI systems may place an issuer at a competitive disadvantage. At the same time, AI systems present significant risks that could materially affect an issuer’s business and financial performance. AI tools may be highly useful, but they are evolving, complex and fallible systems that can exhibit bias, hallucinations, deceptive behaviors and other flaws. Issuers that depend on third‑party AI systems may experience vendor dependency, limit insight to model performance, and risk of data disruptions. Rapidly changing and inconsistent regulations may require significant investment, whereas non‑compliance may lead to fines, enforcement actions, or operational constraints. AI systems are vulnerable to cyberattacks or other adversarial actions that can impair performance and expose sensitive business and protected customer information, which can result in material disruption and damage to business operations, significant legal and regulatory liabilities, substantial remediation expenses, and reputational harm.
Baird MidCap Growth Fund | Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Recent Market Events Risks
Global financial markets have continued to experience periods of elevated volatility, driven by a combination of economic, political, and broader macroeconomic developments. Conditions across major economies have been influenced by shifting policy priorities, changes in geopolitical relationships, and evolving investor expectations. Within the United States, the current U.S. administration has demonstrated intent on implementing policy changes through executive orders and legislation, contributing to a less certain policy environment. Potential adjustments to federal programs, regulatory initiatives, and legislative priorities create additional factors for markets to assess, which may cause meaningful market uncertainty. While inflation reduction remains a central focus for policymakers, achieving the U.S. Federal Reserve Board’s long term inflation target of 2% continues to prove challenging. The price of many goods and services remains elevated compared to levels from a few years ago. Leadership changes at the Federal Reserve and political divisions and discord add further uncertainty to the economic outlook. Internationally, geopolitical risks have increased due to ongoing military conflicts in the Middle East and Europe, which have adversely impacted global trade and contributed to price increases in commodities. Taken together, these developments may have a significant negative impact upon global economic conditions and contribute to a heightened risk environment. As a result, fluctuations in asset prices may increase, and such volatility could adversely affect the value of the Fund’s portfolio.

Baird MidCap Growth Fund | Stock Market Risks Member
Prospectus [Line Items]
Risk [Text Block]
Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. U.S. and international markets have experienced price volatility in recent months and years. Continuing market volatility may have adverse effects on the Fund.
Baird MidCap Growth Fund | Growth-Style Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Growth-Style Investing Risks
Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a different investment style. Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.
Baird MidCap Growth Fund | Equity Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
Baird MidCap Growth Fund | Common Stock Risks Member
Prospectus [Line Items]
Risk [Text Block]
Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.
Baird MidCap Growth Fund | Mid-Capitalization Risks Member
Prospectus [Line Items]
Risk [Text Block]
Mid-Capitalization Risks
Mid-capitalization stocks are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.
Baird MidCap Growth Fund | Economic Sector Risks Member
Prospectus [Line Items]
Risk [Text Block]
Economic Sector Risks
The Fund may invest a higher percentage of its total assets in one or more economic sectors, which may involve being overweight in those sectors relative to the Fund’s benchmark index. Adverse conditions impacting those sectors may have a significant negative impact on the Fund’s absolute and relative performance. Conversely, the Fund may be underweight or not invested in certain sectors relative to the Fund’s benchmark index. Should those sectors experience outperformance, the Fund may underperform relative to the benchmark index.

◦Industrials Sector Risk. As of the date of this Prospectus, the Fund has significant exposure to securities of issuers in the industrials sector. As a result, the Fund is subject to the risk that the securities of issuers in the industrials sector will underperform the market as a whole because the industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Baird MidCap Growth Fund | Economic Sector Risks, Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industrials Sector Risk. As of the date of this Prospectus, the Fund has significant exposure to securities of issuers in the industrials sector. As a result, the Fund is subject to the risk that the securities of issuers in the industrials sector will underperform the market as a whole because the industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
Baird MidCap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Please be aware that you may lose money by investing in the Fund.
Baird Small/Mid Cap Growth Fund | Management Risks Member
Prospectus [Line Items]
Risk [Text Block]
Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return to the Fund and a loss to you.
Baird Small/Mid Cap Growth Fund | Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, withholding of foreign taxes, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are subject to different auditing and financial reporting standards than those applicable to domestic companies.
Baird Small/Mid Cap Growth Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Security, Cybersecurity, and Technology-Related Risks
As issuers and their service providers increasingly rely on digital technologies, such as the Internet, cloud computing, and AI‑enabled systems, they face heightened information security, cybersecurity, and other technology‑related risks, including incidents that could compromise the confidentiality, integrity, or availability of their systems, data, or technology infrastructure. Technology-related incidents may have a materially adverse impact on the issuer’s performance and operations and can impede critical functions, compromise sensitive business and protected customer information, and may result in financial losses and increased compliance or operational expenses. Similar adverse consequences may arise from technology related incidents affecting governmental authorities, regulatory bodies, financial market systems, exchanges, brokers-dealers, banks, insurance companies, custodians, or other market participants. Although issuers and their service providers may adopt measures designed to prevent or mitigate such incidents, there remains a possibility that certain risks may not be identified or fully addressed.

Baird Small/Mid Cap Growth Fund | Artificial Intelligence Risks Member
Prospectus [Line Items]
Risk [Text Block]
Artificial Intelligence Risks
Issuers of investments increasingly use artificial intelligence (“AI”) systems in various aspects of their business operations, creating competitive market pressures to increase the development and use of AI systems. Failure to effectively develop or use AI systems may place an issuer at a competitive disadvantage. At the same time, AI systems present significant risks that could materially affect an issuer’s business and financial performance. AI tools may be highly useful, but they are evolving, complex and fallible systems that can exhibit bias, hallucinations, deceptive behaviors and other flaws. Issuers that depend on third‑party AI systems may experience vendor dependency, limit insight to model performance, and risk of data disruptions. Rapidly changing and inconsistent regulations may require significant investment, whereas non‑compliance may lead to fines, enforcement actions, or operational constraints. AI systems are vulnerable to cyberattacks or other adversarial actions that can impair performance and expose sensitive business and protected customer information, which can result in material disruption and damage to business operations, significant legal and regulatory liabilities, substantial remediation expenses, and reputational harm.
Baird Small/Mid Cap Growth Fund | Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Recent Market Events Risks
Global financial markets have continued to experience periods of elevated volatility, driven by a combination of economic, political, and broader macroeconomic developments. Conditions across major economies have been influenced by shifting policy priorities, changes in geopolitical relationships, and evolving investor expectations. Within the United States, the current U.S. administration has demonstrated intent on implementing policy changes through executive orders and legislation, contributing to a less certain policy environment. Potential adjustments to federal programs, regulatory initiatives, and legislative priorities create additional factors for markets to assess, which may cause meaningful market uncertainty. While inflation reduction remains a central focus for policymakers, achieving the U.S. Federal Reserve Board’s long term inflation target of 2% continues to prove challenging. The price of many goods and services remains elevated compared to levels from a few years ago. Leadership changes at the Federal Reserve and political divisions and discord add further uncertainty to the economic outlook. Internationally, geopolitical risks have increased due to ongoing military conflicts in the Middle East and Europe, which have adversely impacted global trade and contributed to price increases in commodities. Taken together, these developments may have a significant negative impact upon global economic conditions and contribute to a heightened risk environment. As a result, fluctuations in asset prices may increase, and such volatility could adversely affect the value of the Fund’s portfolio.

Baird Small/Mid Cap Growth Fund | Stock Market Risks Member
Prospectus [Line Items]
Risk [Text Block]
Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. U.S. and international markets have experienced price volatility in recent months and years. Continuing market volatility may have adverse effects on the Fund.
Baird Small/Mid Cap Growth Fund | Growth-Style Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Growth-Style Investing Risks
Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a different investment style. Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.
Baird Small/Mid Cap Growth Fund | Equity Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
Baird Small/Mid Cap Growth Fund | Common Stock Risks Member
Prospectus [Line Items]
Risk [Text Block]
Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.
Baird Small/Mid Cap Growth Fund | Economic Sector Risks Member
Prospectus [Line Items]
Risk [Text Block]
Economic Sector Risks
The Fund may invest a higher percentage of its total assets in one or more economic sectors, which may involve being overweight in those sectors relative to the Fund’s benchmark index. Adverse conditions impacting those sectors may have a significant negative impact on the Fund’s absolute and relative performance. Conversely, the Fund may be underweight or not invested in certain sectors relative to the Fund’s benchmark index. Should those sectors experience outperformance, the Fund may underperform relative to the benchmark index.

◦Health Care Sector Risk. As of the date of this Prospectus, the Fund has significant exposure to securities of issuers in the health care sector. As a result, the Fund is subject to the risk that the securities of issuers in the health care sector will underperform the market as a whole because companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.

Baird Small/Mid Cap Growth Fund | Small- And Mid-Capitalization Risks Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Mid-Capitalization Risks
Small- and mid-capitalization stocks are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of small- and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of small- and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, small- and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure. Small- and mid-size companies in which the Fund may invest may be in the early stages of development and may not yet be profitable. These risks may be more pronounced for small-capitalization companies than for mid-capitalization companies.
Baird Small/Mid Cap Growth Fund | Economic Sector Risks, Health Care Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Health Care Sector Risk. As of the date of this Prospectus, the Fund has significant exposure to securities of issuers in the health care sector. As a result, the Fund is subject to the risk that the securities of issuers in the health care sector will underperform the market as a whole because companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.
Baird Small/Mid Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Please be aware that you may lose money by investing in the Fund.
Baird Equity Opportunity Fund | Management Risks Member
Prospectus [Line Items]
Risk [Text Block]
Management Risks
The Subadvisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return to the Fund and a loss to you.
Baird Equity Opportunity Fund | Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, withholding of foreign taxes, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are subject to different auditing and financial reporting standards than those applicable to domestic companies.
Baird Equity Opportunity Fund | Valuation Risks Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risks
When the Fund values foreign equity portfolio securities that are traded in a local foreign market, an evaluated adjustment factor supplied by the Fund’s fair value pricing service will generally be used. The prices of the Fund’s securities, as modified by the evaluated adjustment factor, may be different from the prices used by other mutual funds or from the prices at which the Fund’s securities are actually bought or sold.
Baird Equity Opportunity Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Security, Cybersecurity, and Technology-Related Risks
As issuers and their service providers increasingly rely on digital technologies, such as the Internet, cloud computing, and AI‑enabled systems, they face heightened information security, cybersecurity, and other technology‑related risks, including incidents that could compromise the confidentiality, integrity, or availability of their systems, data, or technology infrastructure. Technology-related incidents may have a materially adverse impact on the issuer’s performance and operations and can impede critical functions, compromise sensitive business and protected customer information, and may result in financial losses and increased compliance or operational expenses. Similar adverse consequences may arise from technology related incidents affecting governmental authorities, regulatory bodies, financial market systems, exchanges, brokers-dealers, banks, insurance companies, custodians, or other market participants. Although issuers and their service providers may adopt measures designed to prevent or mitigate such incidents, there remains a possibility that certain risks may not be identified or fully addressed.
Baird Equity Opportunity Fund | Artificial Intelligence Risks Member
Prospectus [Line Items]
Risk [Text Block]
Artificial Intelligence Risks
Issuers of investments increasingly use artificial intelligence (“AI”) systems in various aspects of their business operations, creating competitive market pressures to increase the development and use of AI systems. Failure to effectively develop or use AI systems may place an issuer at a competitive disadvantage. At the same time, AI systems present significant risks that could materially affect an issuer’s business and financial performance. AI tools may be highly useful, but they are evolving, complex and fallible systems that can exhibit bias, hallucinations, deceptive behaviors and other flaws. Issuers that depend on third‑party AI systems may experience vendor dependency, limit insight to model performance, and risk of data disruptions. Rapidly changing and inconsistent regulations may require significant investment, whereas non‑compliance may lead to fines, enforcement actions, or operational constraints. AI systems are vulnerable to cyberattacks or other adversarial actions that can impair performance and expose sensitive business and protected customer information, which can result in material disruption and damage to business operations, significant legal and regulatory liabilities, substantial remediation expenses, and reputational harm.
Baird Equity Opportunity Fund | Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Recent Market Events Risks
Global financial markets have continued to experience periods of elevated volatility, driven by a combination of economic, political, and broader macroeconomic developments. Conditions across major economies have been influenced by shifting policy priorities, changes in geopolitical relationships, and evolving investor expectations. Within the United States, the current U.S. administration has demonstrated intent on implementing policy changes through executive orders and legislation, contributing to a less certain policy environment. Potential adjustments to federal programs, regulatory initiatives, and legislative priorities create additional factors for markets to assess, which may cause meaningful market uncertainty. While inflation reduction remains a central focus for policymakers, achieving the U.S. Federal Reserve Board’s long term inflation target of 2% continues to prove challenging. The price of many goods and services remains elevated compared to levels from a few years ago. Leadership changes at the Federal Reserve and political divisions and discord add further uncertainty to the economic outlook. Internationally, geopolitical risks have increased due to ongoing military conflicts in the Middle East and Europe, which have adversely impacted global trade and contributed to price increases in commodities. Taken together, these developments may have a significant negative impact upon global economic conditions and contribute to a heightened risk environment. As a result, fluctuations in asset prices may increase, and such volatility could adversely affect the value of the Fund’s portfolio.

Baird Equity Opportunity Fund | Stock Market Risks Member
Prospectus [Line Items]
Risk [Text Block]
Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. U.S. and international markets have experienced price volatility in recent months and years. Continuing market volatility may have adverse effects on the Fund.
Baird Equity Opportunity Fund | Equity Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
Baird Equity Opportunity Fund | Common Stock Risks Member
Prospectus [Line Items]
Risk [Text Block]
Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.
Baird Equity Opportunity Fund | Economic Sector Risks Member
Prospectus [Line Items]
Risk [Text Block]
Economic Sector Risks
The Fund may invest a higher percentage of its total assets in one or more economic sectors, which may involve being overweight in those sectors relative to the Fund’s benchmark index. Adverse conditions impacting those sectors may have a significant negative impact on the Fund’s absolute and relative performance. Conversely, the Fund may be underweight or not invested in certain sectors relative to the Fund’s benchmark index. Should those sectors experience outperformance, the Fund may underperform relative to the benchmark index.

Baird Equity Opportunity Fund | Smaller Market Capitalization Risks Member
Prospectus [Line Items]
Risk [Text Block]
Smaller Market Capitalization Risks
Stocks of companies with small- and medium-market capitalizations involve a higher degree of risk than investments in the broad-based equities market. Small- to mid-capitalization stocks are often more volatile and less liquid than investments in larger companies, and are more likely to be adversely affected by poor economic or market conditions. In addition, small- to mid-capitalization companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Baird Equity Opportunity Fund | Options Risks Member
Prospectus [Line Items]
Risk [Text Block]
Options Risks
The Fund may purchase and sell (or write) call and put options. Options are subject to various types of risks, including market risk, liquidity risk, volatility risk, counterparty risk, legal risk and operations risk. With options purchased by the Fund, the risk is limited to the premium paid for the option if the underlying stock price moves in the opposite direction from desired and the option expires worthless. For options sold or written by the Fund, the primary risk is that the underlying stock price may move directionally away from the exercise price resulting in the option holder exercising the option and requiring the Fund to either deliver the securities (in the case of a call option) or pay for the securities (in the case of a put option) and recognize a significant loss.

Baird Equity Opportunity Fund | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks
ETFs in which the Fund invests typically will not be able to replicate exactly the performance of the underlying assets or index they track. You will indirectly bear fees and expenses charged by the ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. Accordingly, your cost of investing in the Fund will generally be higher than the cost of investing directly in the ETF. The market price of ETF shares may trade at a discount to their net asset value (“NAV”) or an active trading market for ETF shares may not develop or be maintained.
Baird Equity Opportunity Fund | Small Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small Fund Risk There can be no assurance that the Fund will grow to or maintain an economically viable size.
Baird Equity Opportunity Fund | Shareholder Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Shareholder Concentration Risk
A large percentage of the Fund’s shares are held by a small number of shareholders, including persons and entities related to the Advisor and Subadvisor. A large redemption by one or more of these shareholders could materially increase the Fund’s transaction costs and could increase the Fund’s ongoing operating expenses, which would negatively impact the remaining shareholders of the Fund.
Baird Equity Opportunity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Please be aware that you may lose money by investing in the Fund.
Baird Equity Opportunity Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risks
As a non-diversified fund, the Fund may invest a larger percentage of its total assets in a smaller number of companies compared to a diversified fund. As a result, a decline in value of one or a few securities held by the Fund will more adversely impact the Fund’s performance than if the Fund’s total assets were more evenly invested in a larger number of companies. The Fund’s share price can be expected to fluctuate more than that of a similar fund that is diversified.

Baird Chautauqua International Growth Fund | Management Risks Member
Prospectus [Line Items]
Risk [Text Block]
Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return to the Fund and a loss to you.
Baird Chautauqua International Growth Fund | Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, withholding of foreign taxes, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are subject to different auditing and financial reporting standards than those applicable to domestic companies.
Baird Chautauqua International Growth Fund | Valuation Risks Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risks
When the Fund values foreign equity portfolio securities that are traded in a local foreign market, an evaluated adjustment factor supplied by the Fund’s fair value pricing service will generally be used. The prices of the Fund’s securities, as modified by the evaluated adjustment factor, may be different from the prices used by other mutual funds or from the prices at which the Fund’s securities are actually bought or sold.
Baird Chautauqua International Growth Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Security, Cybersecurity, and Technology-Related Risks
As issuers and their service providers increasingly rely on digital technologies, such as the Internet, cloud computing, and AI‑enabled systems, they face heightened information security, cybersecurity, and other technology‑related risks, including incidents that could compromise the confidentiality, integrity, or availability of their systems, data, or technology infrastructure. Technology-related incidents may have a materially adverse impact on the issuer’s performance and operations and can impede critical functions, compromise sensitive business and protected customer information, and may result in financial losses and increased compliance or operational expenses. Similar adverse consequences may arise from technology related incidents affecting governmental authorities, regulatory bodies, financial market systems, exchanges, brokers-dealers, banks, insurance companies, custodians, or other market participants. Although issuers and their service providers may adopt measures designed to prevent or mitigate such incidents, there remains a possibility that certain risks may not be identified or fully addressed.
Baird Chautauqua International Growth Fund | Artificial Intelligence Risks Member
Prospectus [Line Items]
Risk [Text Block]
Artificial Intelligence Risks
Issuers of investments increasingly use artificial intelligence (“AI”) systems in various aspects of their business operations, creating competitive market pressures to increase the development and use of AI systems. Failure to effectively develop or use AI systems may place an issuer at a competitive disadvantage. At the same time, AI systems present significant risks that could materially affect an issuer’s business and financial performance. AI tools may be highly useful, but they are evolving, complex and fallible systems that can exhibit bias, hallucinations, deceptive behaviors and other flaws. Issuers that depend on third‑party AI systems may experience vendor dependency, limit insight to model performance, and risk of data disruptions. Rapidly changing and inconsistent regulations may require significant investment, whereas non‑compliance may lead to fines, enforcement actions, or operational constraints. AI systems are vulnerable to cyberattacks or other adversarial actions that can impair performance and expose sensitive business and protected customer information, which can result in material disruption and damage to business operations, significant legal and regulatory liabilities, substantial remediation expenses, and reputational harm.
Baird Chautauqua International Growth Fund | Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Recent Market Events Risks
Global financial markets have continued to experience periods of elevated volatility, driven by a combination of economic, political, and broader macroeconomic developments. Conditions across major economies have been influenced by shifting policy priorities, changes in geopolitical relationships, and evolving investor expectations. Within the United States, the current U.S. administration has demonstrated intent on implementing policy changes through executive orders and legislation, contributing to a less certain policy environment. Potential adjustments to federal programs, regulatory initiatives, and legislative priorities create additional factors for markets to assess, which may cause meaningful market uncertainty. While inflation reduction remains a central focus for policymakers, achieving the U.S. Federal Reserve Board’s long term inflation target of 2% continues to prove challenging. The price of many goods and services remains elevated compared to levels from a few years ago. Leadership changes at the Federal Reserve and political divisions and discord add further uncertainty to the economic outlook. Internationally, geopolitical risks have increased due to ongoing military conflicts in the Middle East and Europe, which have adversely impacted global trade and contributed to price increases in commodities. Taken together, these developments may have a significant negative impact upon global economic conditions and contribute to a heightened risk environment. As a result, fluctuations in asset prices may increase, and such volatility could adversely affect the value of the Fund’s portfolio.

Baird Chautauqua International Growth Fund | Stock Market Risks Member
Prospectus [Line Items]
Risk [Text Block]
Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. U.S. and international markets have experienced price volatility in recent months and years. Continuing market volatility may have adverse effects on the Fund.
Baird Chautauqua International Growth Fund | Growth-Style Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Growth-Style Investing Risks
Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a different investment style. Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.
Baird Chautauqua International Growth Fund | Equity Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
Baird Chautauqua International Growth Fund | Common Stock Risks Member
Prospectus [Line Items]
Risk [Text Block]
Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.
Baird Chautauqua International Growth Fund | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks
ETFs in which the Fund invests typically will not be able to replicate exactly the performance of the underlying assets or index they track. You will indirectly bear fees and expenses charged by the ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. Accordingly, your cost of investing in the Fund will generally be higher than the cost of investing directly in the ETF. The market price of ETF shares may trade at a discount to their net asset value (“NAV”) or an active trading market for ETF shares may not develop or be maintained.
Baird Chautauqua International Growth Fund | Limited Holdings Risks Member
Prospectus [Line Items]
Risk [Text Block]	Limited Holdings Risks Although it is diversified, the Fund may invest a relatively high percentage of total assets in a focused number of issuers, which may result in increased volatility.
Baird Chautauqua International Growth Fund | Currency Risks Member
Prospectus [Line Items]
Risk [Text Block]
Currency Risks
The value of foreign investments held by the Fund may be significantly affected by changes in foreign currency exchange rates. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars. The foreign currency exchange market can be highly volatile for a variety of reasons. For example, changes in monetary policy, macro-economic factors, currency conversion expenses, restrictions, exchange control regulation, devaluation and political developments may have a significant impact on the value of any investments denominated in that currency.
Baird Chautauqua International Growth Fund | Medium And Large Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]
Medium and Large Capitalization Risks
Stocks of companies with a certain market capitalization may perform differently from the equities markets generally. At times, medium and large capitalization stocks may underperform as compared to small capitalization stocks. Larger, more established companies may be unable to respond to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Moreover, medium capitalization stocks may perform differently from large capitalization stocks, as medium capitalization stocks may be less liquid and more volatile than large capitalization stocks.
Baird Chautauqua International Growth Fund | Emerging Market Risks Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Risks
Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization, and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties, including interruptions in trading. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
Baird Chautauqua International Growth Fund | Region, Country, Sector Risks Member
Prospectus [Line Items]
Risk [Text Block]
Region, Country, Sector Risks
The Fund may invest a higher percentage of its total assets in a particular country, region or sector of international markets as compared to its benchmark index, which may have a significant negative impact on the Fund’s absolute and relative performance. Conversely, the Fund may be underweight in certain countries, regions or sectors relative to the Fund’s benchmark index. Should those countries, regions or sectors experience outperformance, the Fund may underperform relative to the benchmark index.

◦Information Technology Sector Risk. To the extent the Fund invests a significant portion of its assets in the information technology sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.

Baird Chautauqua International Growth Fund | Region, Country, Sector Risks, Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. To the extent the Fund invests a significant portion of its assets in the information technology sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.
Baird Chautauqua International Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Please be aware that you may lose money by investing in the Fund.
Baird Chautauqua Global Growth Fund | Management Risks Member
Prospectus [Line Items]
Risk [Text Block]
Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return to the Fund and a loss to you.
Baird Chautauqua Global Growth Fund | Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, withholding of foreign taxes, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are subject to different auditing and financial reporting standards than those applicable to domestic companies.
Baird Chautauqua Global Growth Fund | Valuation Risks Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risks
When the Fund values foreign equity portfolio securities that are traded in a local foreign market, an evaluated adjustment factor supplied by the Fund’s fair value pricing service will generally be used. The prices of the Fund’s securities, as modified by the evaluated adjustment factor, may be different from the prices used by other mutual funds or from the prices at which the Fund’s securities are actually bought or sold.
Baird Chautauqua Global Growth Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Security, Cybersecurity, and Technology-Related Risks
As issuers and their service providers increasingly rely on digital technologies, such as the Internet, cloud computing, and AI‑enabled systems, they face heightened information security, cybersecurity, and other technology‑related risks, including incidents that could compromise the confidentiality, integrity, or availability of their systems, data, or technology infrastructure. Technology-related incidents may have a materially adverse impact on the issuer’s performance and operations and can impede critical functions, compromise sensitive business and protected customer information, and may result in financial losses and increased compliance or operational expenses. Similar adverse consequences may arise from technology related incidents affecting governmental authorities, regulatory bodies, financial market systems, exchanges, brokers-dealers, banks, insurance companies, custodians, or other market participants. Although issuers and their service providers may adopt measures designed to prevent or mitigate such incidents, there remains a possibility that certain risks may not be identified or fully addressed.
Baird Chautauqua Global Growth Fund | Artificial Intelligence Risks Member
Prospectus [Line Items]
Risk [Text Block]
Artificial Intelligence Risks
Issuers of investments increasingly use artificial intelligence (“AI”) systems in various aspects of their business operations, creating competitive market pressures to increase the development and use of AI systems. Failure to effectively develop or use AI systems may place an issuer at a competitive disadvantage. At the same time, AI systems present significant risks that could materially affect an issuer’s business and financial performance. AI tools may be highly useful, but they are evolving, complex and fallible systems that can exhibit bias, hallucinations, deceptive behaviors and other flaws. Issuers that depend on third‑party AI systems may experience vendor dependency, limit insight to model performance, and risk of data disruptions. Rapidly changing and inconsistent regulations may require significant investment, whereas non‑compliance may lead to fines, enforcement actions, or operational constraints. AI systems are vulnerable to cyberattacks or other adversarial actions that can impair performance and expose sensitive business and protected customer information, which can result in material disruption and damage to business operations, significant legal and regulatory liabilities, substantial remediation expenses, and reputational harm.
Baird Chautauqua Global Growth Fund | Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Recent Market Events Risks
Global financial markets have continued to experience periods of elevated volatility, driven by a combination of economic, political, and broader macroeconomic developments. Conditions across major economies have been influenced by shifting policy priorities, changes in geopolitical relationships, and evolving investor expectations. Within the United States, the current U.S. administration has demonstrated intent on implementing policy changes through executive orders and legislation, contributing to a less certain policy environment. Potential adjustments to federal programs, regulatory initiatives, and legislative priorities create additional factors for markets to assess, which may cause meaningful market uncertainty. While inflation reduction remains a central focus for policymakers, achieving the U.S. Federal Reserve Board’s long term inflation target of 2% continues to prove challenging. The price of many goods and services remains elevated compared to levels from a few years ago. Leadership changes at the Federal Reserve and political divisions and discord add further uncertainty to the economic outlook. Internationally, geopolitical risks have increased due to ongoing military conflicts in the Middle East and Europe, which have adversely impacted global trade and contributed to price increases in commodities. Taken together, these developments may have a significant negative impact upon global economic conditions and contribute to a heightened risk environment. As a result, fluctuations in asset prices may increase, and such volatility could adversely affect the value of the Fund’s portfolio.

Baird Chautauqua Global Growth Fund | Stock Market Risks Member
Prospectus [Line Items]
Risk [Text Block]
Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. U.S. and international markets have experienced price volatility in recent months and years. Continuing market volatility may have adverse effects on the Fund.
Baird Chautauqua Global Growth Fund | Growth-Style Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Growth-Style Investing Risks
Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a different investment style. Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.
Baird Chautauqua Global Growth Fund | Equity Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
Baird Chautauqua Global Growth Fund | Common Stock Risks Member
Prospectus [Line Items]
Risk [Text Block]
Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.
Baird Chautauqua Global Growth Fund | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks
ETFs in which the Fund invests typically will not be able to replicate exactly the performance of the underlying assets or index they track. You will indirectly bear fees and expenses charged by the ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. Accordingly, your cost of investing in the Fund will generally be higher than the cost of investing directly in the ETF. The market price of ETF shares may trade at a discount to their net asset value (“NAV”) or an active trading market for ETF shares may not develop or be maintained.
Baird Chautauqua Global Growth Fund | Limited Holdings Risks Member
Prospectus [Line Items]
Risk [Text Block]	Limited Holdings Risks Although it is diversified, the Fund may invest a relatively high percentage of total assets in a focused number of issuers, which may result in increased volatility.
Baird Chautauqua Global Growth Fund | Currency Risks Member
Prospectus [Line Items]
Risk [Text Block]
Currency Risks
The value of foreign investments held by the Fund may be significantly affected by changes in foreign currency exchange rates. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars. The foreign currency exchange market can be highly volatile for a variety of reasons. For example, changes in monetary policy, macro-economic factors, currency conversion expenses, restrictions, exchange control regulation, devaluation and political developments may have a significant impact on the value of any investments denominated in that currency.
Baird Chautauqua Global Growth Fund | Emerging Market Risks Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Risks
Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization, and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties, including interruptions in trading. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
Baird Chautauqua Global Growth Fund | Region, Country, Sector Risks Member
Prospectus [Line Items]
Risk [Text Block]
Region, Country, Sector Risks
The Fund may invest a higher percentage of its total assets in a particular country, region or sector of international markets as compared to its benchmark index, which may have a significant negative impact on the Fund’s absolute and relative performance. Conversely, the Fund may be underweight in certain countries, regions or sectors relative to the Fund’s benchmark index. Should those countries, regions or sectors experience outperformance, the Fund may underperform relative to the benchmark index.
◦Information Technology Sector Risk. To the extent the Fund invests a significant portion of its assets in the information technology sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.
Baird Chautauqua Global Growth Fund | Region, Country, Sector Risks, Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. To the extent the Fund invests a significant portion of its assets in the information technology sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.
Baird Chautauqua Global Growth Fund | Medium To Large Capitalization Risks Member
Prospectus [Line Items]
Risk [Text Block]
Medium to Large Capitalization Risks
Stocks of companies with a certain market capitalization may perform differently from the equities markets generally. At times, medium capitalization and large capitalization stocks may underperform as compared to small capitalization stocks. Larger, more established companies may be unable to respond to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Moreover, medium capitalization stocks may perform differently from large capitalization stocks, as medium capitalization stocks may be less liquid and more volatile than large capitalization stocks.
Baird Chautauqua Global Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Please be aware that you may lose money by investing in the Fund.